DEBT AND RELATED PARTY DEBT - Amendment of Existing Loan Agreements and Entering into the Intercreditor Agreement (Details) - M	Apr. 11, 2025	Jul. 11, 2024
Fiza 1 Amendment
DEBT AND RELATED PARTY DEBT
Number of monthly payments	12
Fiza 2 and 3 Amendment
DEBT AND RELATED PARTY DEBT
Interest rate	20.00%	25.00%
Number of monthly payments	12